Revenue - Disclosure of detailed information about royalty revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Categories Of Royalty And Other Property Interests [Line Items]
Total	$ 43,359	$ 15,993
Ballarat
Categories Of Royalty And Other Property Interests [Line Items]
Total	2,454	807
Bonikro
Categories Of Royalty And Other Property Interests [Line Items]
Total	10,886	5,430
Caserones
Categories Of Royalty And Other Property Interests [Line Items]
Total	3,665	0
Gediktepe
Categories Of Royalty And Other Property Interests [Line Items]
Total	1,613	0
Karlawinda
Categories Of Royalty And Other Property Interests [Line Items]
Total	8,857	5,199
Korali-Sud
Categories Of Royalty And Other Property Interests [Line Items]
Total	10,515	0
Leeville
Categories Of Royalty And Other Property Interests [Line Items]
Total	1,192	0
Timok
Categories Of Royalty And Other Property Interests [Line Items]
Total	1,086	0
Wahgnion
Categories Of Royalty And Other Property Interests [Line Items]
Total	0	2,692
Other producing royalties
Categories Of Royalty And Other Property Interests [Line Items]
Total	2,924	1,865
Advanced royalty payments
Categories Of Royalty And Other Property Interests [Line Items]
Total	$ 167	$ 0